Details to the consolidated cash flow statements (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Net cash flows	$ (784)	$ (765)	$ (16,507)
Acquisitions
Statement [line items]
Currently marketed products		(451)	(12,970)
(Acquired)/divested research and development	(1,223)	(690)	(730)
Other intangible assets			(15)
Financial and other assets including deferred tax assets	(8)	(39)	(555)
Inventories		(4)
Trade receivables and other current assets		(1)	(3)
Cash and cash equivalents	(20)	(1)	(25)
Trade payables and other liabilities including deferred tax liabilities	326	372	212
Net identifiable assets (acquired) or divested	(925)	(814)	(14,086)
Acquired/(divested) liquity	20	1	25
Fair value of previously held equity interests		64
Subtotal	(905)	(749)	(14,061)
Goodwill	(94)	(56)	(2,438)
Receivables and payables contingent consideration, net	206	84	(8)
Other payments and deferred consideration, net	(36)	(44)
Net cash flows	(829)	(765)	(16,507)
Acquisitions | Continuing operations
Statement [line items]
Net cash flows	(829)	(765)	(16,507)
Divestments
Statement [line items]
Property, plant and equipment	25		1,000
Currently marketed products	1		646
(Acquired)/divested research and development			13
Technologies			113
Other intangible assets	3		86
Financial and other assets including deferred tax assets			40
Inventories			893
Trade receivables and other current assets	34		529
Cash and cash equivalents			311
Current and non-current financial debts			(601)
Trade payables and other liabilities including deferred tax liabilities	(15)		(841)
Net identifiable assets (acquired) or divested	48		2,189
Currency translation effects			98
Acquired/(divested) liquity			(479)
Subtotal	48		1,808
Refinancing of intercompany financial debt, net			578
Goodwill			1,042
Divestment gain			7,401
Taxes paid and other portfolio transformation related cash flows	(140)	(748)	(1,337)
Receivables and payables contingent consideration, net			(519)
Other payments and deferred consideration, net	(3)
Deferred portion of sales price			(49)
Net cash flows	(95)	(748)	8,924
Divestments | Continuing operations
Statement [line items]
Net cash flows	45
Divestments | Discontinued operations
Statement [line items]
Net cash flows	$ (140)	$ (748)	$ 8,924